Short-term debt	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 7 - Short-term debt

As of January 31, 2012 and April 30, 2011, short term debt consisted of the following:

Short-term debt	January 31, 2012	April 30, 2011
Line of credit - Financial Institution	$94,932	$94,932
Credit card	123,784	119,632
Total	$218,716	$214,564

As of January 31, 2012 the Company had a line of credit totaling $100,000, under which the Company may borrow on an unsecured basis at an interest rate of 8.75%. The outstanding balance as of January 31, 2012 was $94,932.

The Company's remaining credit cards carry various interest rates and require monthly payments, and are  substantially  held in the name of or guaranteed by related parties.